Trade accounts payable and others	12 Months Ended
Jun. 30, 2018
Trade Accounts Payable And Others
Trade accounts payable and others
14.	Trade accounts payable and others

	Note	2018	2017

Trade accounts payable	14.1	48,518	37,805
Taxes payable		6,142	5,209
Dividends payable		30,008	6,509
Advances to customers		21,201	5,631
Other liabilities		576	461
Total current		106,445	55,615

Taxes payable		11,298	1,520
Total noncurrent		11,298	1,520

14.1	Trade accounts payable

At June 30, 2018, the Company’s balance of trade accounts payable is as follows:

	2018	2017
Raw materials and services	25,859	24,618
Operating lease transactions with third parties	22,659	13,187
	48,518	37,805